Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	885,457	924,049
Granted	428,238	295,441
Exercised	(255,200)	(293,769)
Forfeited	(25,777)	(40,264)
Ending balance	1,032,718	885,457	924,049
Exercisable	575,146
Weighted average fair value, Beginning balance	$ 52.67	$ 44.25
Weighted average fair value, Granted	83.7	74.14
Weighted average fair value, Exercised	59.34	47.24
Weighted average fair value, Forfeited	73.02	56.52
Weighted average fair value, Ending balance	63.38	52.67	$ 44.25
Weighted average fair value, exercisable	50.7
Aggregate intrinsic value	96,218,000	$ 75,698,000	$ 66,938,000
Aggregate intrinsic value, exercisable	$ 53,586,000